Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 6,236	$ 7,082
Restricted cash	53	100
Marketable equity securities	26	71
Trade receivables	118	113
Other current receivables	398	480
Total current assets	6,831	7,846
Non-current assets
Operating lease right-of-use asset	1,335	1,576
Fixed assets, net	187	323
Total non-current assets	1,522	1,899
TOTAL ASSETS	8,353	9,745
Current liabilities
Trade payables	249	297
Operating lease liability	339	289
Other current payables	1,481	1,157
Total current liabilities	2,069	1,743
Operating lease liability non-current	1,173	1,272
TOTAL LIABILITIES	3,242	3,015
Shareholders’ equity
Ordinary Shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 140,634,421 and 72,672,958 shares as of December 31, 2025, and December 31, 2024, respectively
Additional paid in capital	149,164	137,094
Accumulated deficit	(142,931)	(131,028)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	6,233	6,066
Non-controlling interest	(1,122)	664
Total equity	5,111	6,730
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,353	$ 9,745